Dividends Payable (FY)	4 Months Ended
Dec. 31, 2018
Dividends Payable [Abstract]
Dividends Payable

Note 5 – Dividends Payable

On May 30, 2018, the Company issued 803,969.73 shares of its Series B Preferred Stock with a stated value of $0.99 per share for a total stated value of $795,930 (the “Series B Preferred Stock”). The Series B Preferred Stock accrued dividends at the rate of 10% per annum on the stated value. During the year ended August 31, 2018, the Company accrued dividends payable in the amount of $20,280 on the Series B Preferred Stock.

At October 22, 2018, the Company had accrued dividends payable on the Series B Preferred stock in the amount of $31,619. On October 22, 2018, the Company entered into an exchange agreement whereby, in part, the Series B Preferred Stock and accrued dividends were exchanged for Series E Preferred Stock (see note 10). The Series E Preferred Stock also accrued dividends at the rate of 10% per annum on the stated value. During the Transition Period ended December 31, 2018, the Company accrued dividends in the amount of $53,501 on the Series E Preferred Stock.